Leasing Arrangements - Schedule Of Lease Related Assets And Liabilities Recorded On Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020		Dec. 30, 2020	Dec. 31, 2019
Assets:
Operating lease right-of-use assets	$ 13,412,306	$ 15,107,880		$ 15,107,880	$ 17,496,004
Finance lease right-of-use assets	47,731	48,116	[1]	48,116	35,580	[1]
Total leased assets	13,460,037	15,155,996		15,155,996	17,531,584
Current liabilities:
Operating lease liabilities	847,790	842,680		842,680	680,911
Finance lease liabilities	5,221	4,851		4,851	4,718
Total current liabilities	853,011	847,531		847,531	685,629
Non-current liabilities
Operating lease obligations	18,361,431	20,220,274		20,220,274	21,202,804
Finance lease obligations	39,916	43,332		43,332	48,359
Total non-current liabilities	18,401,347	20,263,606		20,263,606	21,251,163
Total lease obligations	$ 19,254,358	$ 21,111,137		$ 21,111,137	$ 21,936,792

[1]	Finance lease right-of-use assets are recorded net of accumulated amortization of $19.9 million and $17.6 million as of June 30, 2021 and December 31, 2020, respectively.